Operating segment data	12 Months Ended
Dec. 31, 2025
Operating segment data
Operating segment data

25.         Operating segment data

The reportable segments are determined on the basis of which the Company internally reports its segment reporting to senior management for purposes of making operating decisions. Considering the same accounting basis described in note 4. The financial information of the holding company and its service companies have been combined and included in the “other” column.

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2025	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	5,242,914	Ps.	1,031,997	Ps.	1,580,990	Ps.	310,978	Ps.	1,690,922	Ps.	14,591,853	Ps.	5,967,823	Ps.	1,617,371	Ps.	9,302,564
Tourist
Acapulco		261,093		31,793		64,433		50,366		67,590		1,568,898		222,776		67,670		1,311,813
Mazatlán		700,023		81,827		62,995		27,578		180,428		1,741,901		426,125		64,849		894,885
Zihuatanejo		317,744		39,717		43,570		33,325		82,493		996,716		271,867		48,992		865,190
Regional
Chihuahua		726,552		101,182		132,290		42,625		244,824		1,759,004		868,476		148,099		1,276,037
Culiacan		797,748		77,071		97,838		49,245		207,143		2,168,105		1,046,880		138,628		1,583,755
Durango		233,720		17,894		29,736		20,297		58,064		655,923		266,121		34,464		537,363
San Luis Potosi		351,900		82,268		45,955		34,614		98,559		1,185,556		704,761		50,524		893,077
Tampico		240,280		28,814		43,662		26,718		62,297		793,311		349,085		52,156		693,609
Torreon		340,115		33,141		23,549		15,207		86,136		624,411		275,760		37,032		487,485
Zacatecas		180,403		15,620		20,073		12,471		57,980		406,366		187,823		26,823		322,761
Border
Ciudad Juarez		738,964		84,421		136,442		51,391		225,818		2,361,278		1,255,542		225,034		1,580,321
Reynosa		159,341		17,126		31,903		28,589		52,195		873,688		185,547		33,102		693,166
Hotel
NH T2 Hotel		—		339,748		—		57,575		100,177		355,807		177,152		11,064		—
Hilton Garden Inn		—		141,945		—		11,824		48,549		183,586		58,348		—		—
Industrial Park:
VYNMSA		—		217,904		—		46,407		145,704		1,223,794		958,834		114,751		—
Other		—		6,712,842		—		69,392		8,701,956		31,159,493		18,343,516		43,786		—
Total		10,290,797		9,055,310		2,313,436		888,602		12,110,835		62,649,690		31,566,436		2,714,345		20,442,026

Eliminations		(100,077)		(5,595,052)		—		(10,977)		(3,169,836)		(31,712,219)		(12,055,597)		—		(89,760)

Consolidated	Ps.	10,190,720	Ps.	3,460,258	Ps.	2,313,436	Ps.	877,625	Ps.	8,940,999	Ps.	30,937,471	Ps.	19,510,839	Ps.	2,714,345	Ps.	20,352,266

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2024	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	4,501,253	Ps.	936,723	Ps.	1,412,657	Ps.	272,079	Ps.	1,502,974	Ps.	11,699,025	Ps.	4,272,343	Ps.	1,424,588	Ps.	8,008,814
Tourist
Acapulco		217,608		22,793		33,770		48,330		62,311		1,604,089		310,600		41,038		1,297,540
Mazatlán		720,754		74,700		93,980		24,449		218,487		1,619,292		263,697		101,673		859,335
Zihuatanejo		278,413		33,677		76,457		24,367		86,280		935,729		219,863		108,371		854,736
Regional
Chihuahua		657,424		76,798		262,848		34,364		202,178		1,532,746		645,406		276,307		1,185,637
Culiacan		788,821		75,962		349,946		26,947		239,274		1,928,000		958,819		379,153		1,534,881
Durango		210,082		16,277		60,909		17,087		62,330		606,772		235,561		62,185		527,770
San Luis Potosi		309,346		62,725		71,414		32,395		102,455		1,083,618		736,735		123,868		881,595
Tampico		211,673		27,321		74,019		23,957		65,635		749,145		279,564		82,937		676,574
Torreon		313,768		31,390		80,868		13,407		95,044		601,685		239,434		93,835		479,033
Zacatecas		150,950		13,670		11,330		11,763		43,188		350,164		145,098		18,925		315,061
Border
Ciudad Juarez		696,838		61,636		320,251		40,335		208,856		1,982,146		1,176,899		325,507		1,493,955
Reynosa		170,282		16,159		11,742		27,550		51,338		835,746		358,361		62,455		689,238
Hotel
NH T2 Hotel		—		329,348		—		57,371		94,758		411,128		185,716		5,111		—
Hilton Garden Inn		—		135,650		—		12,300		45,296		186,096		47,925		1,413		—
Industrial Park:
VYNMSA		—		153,095		—		48,379		78,434		1,118,509		881,216		331,963		—
Other		—		5,939,371		—		52,989		7,984,308		27,372,305		15,378,507		41,271		—
Total		9,227,212		8,007,295		2,860,191		768,069		11,143,146		54,616,195		26,335,744		3,480,600		18,804,169

Eliminations		(90,327)		(4,931,414)		(1)		(11,086)		(3,059,934)		(27,383,135)		(9,646,921)		—		(88,361)

Consolidated	Ps.	9,136,885	Ps.	3,075,881	Ps.	2,860,190	Ps.	756,983	Ps.	8,083,212	Ps.	27,233,060	Ps.	16,688,823	Ps.	3,480,600	Ps.	18,715,808

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2023	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	4,254,275	Ps.	833,676	Ps.	1,125,682	Ps.	225,581	Ps.	1,503,933	Ps.	10,323,349	Ps.	2,927,224	Ps.	1,237,299	Ps.	6,842,886
Tourist
Acapulco		326,157		38,184		64,558		48,495		107,762		1,565,723		320,234		71,705		1,311,101
Mazatlán		596,145		66,801		114,235		22,941		196,083		1,532,767		208,420		139,367		789,260
Zihuatanejo		253,766		27,868		78,863		22,150		83,393		913,976		251,686		146,683		801,841
Regional
Chihuahua		651,442		66,514		153,019		30,434		212,353		1,366,801		539,326		252,864		956,330
Culiacan		877,897		74,315		431,568		26,344		281,698		1,689,917		685,822		442,301		1,211,187
Durango		194,373		13,853		132,316		12,048		61,587		595,674		265,070		136,369		483,360
San Luis Potosi		296,570		39,762		116,144		28,799		99,479		1,040,924		709,305		118,038		842,221
Tampico		206,586		25,573		81,292		20,084		68,667		724,399		244,303		139,318		626,373
Torreon		288,548		27,073		71,347		12,125		93,315		602,710		236,674		103,514		411,432
Zacatecas		175,109		13,353		44,982		11,668		55,681		377,824		160,612		53,008		315,380
Border
Ciudad Juarez		719,269		53,050		459,571		19,808		228,434		1,732,844		921,913		460,640		1,212,467
Reynosa		175,723		13,111		24,423		26,486		55,852		881,059		408,348		34,726		704,425
Hotel
NH T2 Hotel		—		277,536		—		51,532		77,121		462,707		216,047		31,412		—
Hilton Garden Inn		—		115,248		—		11,799		34,809		208,732		50,902		3,339		—
Industrial Park:
VYNMSA		—		91,996		—		41,346		38,901		797,012		552,521		205,741		—
Other		—		5,793,471		—		40,927		7,902,852		25,352,946		14,213,251		67,552		—
Total		9,015,860		7,571,384		2,898,000		652,567		11,101,920		50,169,364		22,911,658		3,643,876		16,508,263

Eliminations		(84,203)		(4,943,961)		—		(11,224)		(3,035,011)		(24,931,769)		(7,512,565)		—		(86,959)

Consolidated	Ps.	8,931,657	Ps.	2,627,423	Ps.	2,898,000	Ps.	641,343	Ps.	8,066,909	Ps.	25,237,595	Ps.	15,399,093	Ps.	3,643,876	Ps.	16,421,304